INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Components of Consolidated Statement of Financial Position
Trade debtors	$ 106,971,920	$ 87,709,287
Allowance for impairment of trade debtors	(6,405,009)	(5,858,503)
Allowance for credit notes to be issued	(1,848,700)	(2,987,398)
Deferred checks	18,380,786	9,699,738
Trade receivables	119,285,056	88,784,172
Trade debtors	121,234	135,739
Non-current Trade receivables	121,234	135,739
Shareholders and other other related parties
Components of Consolidated Statement of Financial Position
Trade debtors	444,095
Joint ventures and associates
Components of Consolidated Statement of Financial Position
Trade debtors	$ 1,741,964	$ 221,048